Note 20 - Segmented Information - Segmented Revenue by Revenue Type (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Segmented Revenue	$ 203,779	$ 184,993	$ 170,860
Services [Member]
Segmented Revenue	196,867	176,288	159,050
Licenses [Member]
Segmented Revenue	$ 6,912	$ 8,705	$ 11,810